LEASES (Tables)	12 Months Ended
Dec. 31, 2025
LEASES
Schedule of components of lease costs

	For the year ended December 31
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Operating lease costs	53,172	58,373	61,388	8,778
Short-term lease costs	46,220	29,478	22,995	3,228
Finance lease costs:
Depreciation of finance lease assets	22,361	120,848	823,640	117,779
Interest on finance lease liabilities	15,563	34,717	160,943	23,015
Variable lease payments	23,054	15,491	6,157	880
Total finance lease costs	60,978	171,056	990,740	141,674

Schedule of other information related to the leases

	As of December 31
	2023		2024		2025
Weighted-average remaining lease term:
Operating leases	9.5	years	9.4	years	9.4	years
Finance leases	7.8	years	3.8	years	3.5	years

Weighted-average discount rate:
Operating leases	5.88%		5.66%		5.96%
Finance leases	5.84%		5.02%		5.16%

Schedule of cash paid for amounts included in measurement of lease liabilities

	For the year ended December 31
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Operating cash flows from operating leases	53,086	61,794	34,590	4,946
Operating cash flows from finance leases	23,054	36,655	198,292	28,355
Financing cash flows from finance leases	13,308	137,656	819,981	117,256

Schedule of lease assets obtained in exchange for lease obligations

	For the year ended December 31
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Operating leases	11,016	25,829	24,266	3,470
Finance leases	169,350	911,216	3,500,567	500,574

Schedule of undiscounted future minimum payments under the operating and financing lease liabilities and reconciliation to the operating and financing lease liabilities

	Operating lease		Finance lease
	RMB	US$	RMB	US$
2026	42,353	6,056	1,374,449	196,544
2027	15,477	2,213	1,075,762	153,832
2028	11,182	1,599	1,011,977	144,711
2029	10,436	1,492	560,620	80,168
2030 and thereafter	32,177	4,601	245,933	35,168
Total future lease payments	111,625	15,961	4,268,741	610,423
Less: imputed interest	(19,545)	(2,794)	(447,964)	(64,059)
Total lease liability balance	92,080	13,167	3,820,777	546,364